Equity - Reverse Recapitalization Share Activity (Details)	6 Months Ended
Jun. 30, 2024 shares
Class A Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	467,976,748
Conversion From Class B To Class A. (in shares)	1,592,341,000
Equity-Settled Share-Based Payment, (in shares)	144,249
Number of shares outstanding (in shares)	2,060,461,997
Class B Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	1,642,233,575
Conversion From Class B To Class A. (in shares)	(1,592,341,000)
Equity-Settled Share-Based Payment, (in shares)	0
Number of shares outstanding (in shares)	49,892,575
Share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	(21,168,000)
Conversion From Class B To Class A. (in shares)	0
Equity-Settled Share-Based Payment, (in shares)	(1,000)
Number of shares outstanding (in shares)	(21,169,000)
Other contributed capital
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)	(3,615,187,000)
Conversion From Class B To Class A. (in shares)	0
Equity-Settled Share-Based Payment, (in shares)	(6,074,000)
Number of shares outstanding (in shares)	(3,621,261,000)